Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
Schedule of Consolidated VIE and Subsidiaries

As of December 31, 2025, details of the Company’s subsidiaries, VIE and its subsidiaries are as follows:

Name	Date of Incorporation	Place of incorporation	Equity interest attributed to the Group	Principal activities
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong	100%	Investment holding
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	PRC	100%	Consulting service
VIE and its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC	100%	Manufacturing and selling of customized steel profiles
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC	100%	No operations
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC	97%	No operations
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) (3)	February 4, 2021	PRC	70%	No operations

(1)	Wholly owned subsidiary of Hongli Shandong.

(2)	Haozhen Shandong was jointly established by Hongli Shandong and Shengda Technology Co. Ltd, with Shengda Technology Co. Ltd holding a 30 % ownership interest in Haozhen Shandong. As of December 31, 2025, Haozhen Shandong has not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.

(3)	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of December 31, 2025, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2025, 2024 and 2023.

Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries

The following information of the VIE and VIE’s subsidiaries as a whole as of December 31, 2025 and 2024 were included in the accompanying consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2025	2024
	US$	US$
Assets
Current assets:
Cash and cash equivalents	1,762,954	857,212
Restricted cash	74,018	15,070
Accounts receivable, net	9,273,016	5,809,374
Notes receivable	1,041,185	522,331
Inventories	2,463,460	2,674,001
Due from parent company	981,294	940,130
Due from related parties	356,556	-
Prepayments and other current assets	1,064,084	2,004,889
Total current assets	17,016,567	12,823,007

Non-current assets
Property, plant and equipment, net	12,292,214	10,385,742
Prepayments for purchase of Yingxuan Assets	4,951,021	5,339,093
Intangible assets, net	4,498,986	4,432,403
Deferred tax assets, net	47,781	40,773
Total Assets	38,806,569	33,021,018

Liabilities
Current liabilities
Short-term loans	11,515,024	6,079,252
Accounts payable	1,876,141	1,380,201
Due to related parties	4,207	21,246
Income tax payable	174,598	34,427
Accrued expenses and other payables	739,532	638,610
Total current liabilities	14,309,502	8,153,736

Non-current liabilities
Long-term bank loans	-	3,305,209
Due to related parties	8,237,172	7,906,642
Total Liabilities	22,546,674	19,365,587
Net Assets	16,259,895	13,655,431

Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries
	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Revenue, net	19,600,691	14,105,620	15,997,954
Gross profit	6,378,880	4,519,747	5,245,840
Income from operations	2,597,220	606,308	1,101,095
Net income	1,952,276	146,528	780,491